Fees Summary	Nov. 29, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,035,000
Previously Paid Amount	0.00
Total Fee Amount	311.56
Total Offset Amount	0.00
Net Fee	311.56
Narrative - Max Aggregate Offering Price	$ 2,035,000
Final Prospectus	true